Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (7,475)	$ 12,216	$ 1,347	$ 39,087	$ 37,044	$ 22,038	$ 146,133
Other comprehensive income (loss):
Equity in other comprehensive (loss) income of unconsolidated joint venture	0	(73)	0	(251)	(217)	122	465
Change in fair value of swap agreements	2,498	(7,318)	(34,612)	(28,080)	(22,303)	(5,301)	6,891
Total comprehensive (loss) income	(4,977)	4,825	(33,265)	10,756	14,524	16,859	153,489
Distributions to redeemable preferred shareholders	(2,255)	(2,047)	(6,349)	(6,141)	(8,188)	(3,275)	0
Distributions to redeemable noncontrolling interests attributable to common stockholders	(43)	(81)	(165)	(240)	(320)	(356)	(356)
Comprehensive loss (income) attributable to noncontrolling interests	867	(314)	4,762	(494)	(695)	(479)	(5,373)
Comprehensive (loss) income attributable to common stockholders	$ (6,408)	$ 2,383	$ (35,017)	$ 3,881	$ 5,321	$ 12,749	$ 147,760